Business Combinations (Details Textual) (USD $)	1 Months Ended		3 Months Ended								12 Months Ended				12 Months Ended											1 Months Ended	12 Months Ended			12 Months Ended
	Oct. 30, 2011	May 31, 2010	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 03, 2011	Dec. 31, 2012 Federal [Member]	Dec. 31, 2011 Federal [Member]	Dec. 31, 2010 Federal [Member]	Dec. 31, 2012 Transportation [Member]	Dec. 31, 2011 Transportation [Member]	Dec. 31, 2010 Transportation [Member]	Dec. 31, 2012 RBF consulting [Member]	Dec. 31, 2011 RBF consulting [Member]	Dec. 31, 2010 RBF consulting [Member]	Dec. 31, 2012 RBF consulting [Member] Federal [Member]	Dec. 31, 2012 RBF consulting [Member] Transportation [Member]	May 31, 2010 LPA [Member]	Dec. 31, 2010 LPA [Member]	Dec. 31, 2009 LPA [Member]	May 03, 2010 LPA [Member]	Dec. 31, 2012 Other Comprehensive Income (Loss) [Member] RBF consulting [Member]	Dec. 31, 2011 Other Comprehensive Income (Loss) [Member] RBF consulting [Member]	Dec. 31, 2010 Other Comprehensive Income (Loss) [Member] LPA [Member]
Business Combinations (Textual) [Abstract]
Cost of stock acquired														100.00%															100.00%
Stock Purchase Agreement (SPA) to acquire														$ 49,300,000															$ 59,500,000
Net working capital adjustment	5,000,000	1,100,000
Professional liability tail insurance premiums (RBF to fund)			1,200,000								1,200,000
Cash paid			49,500,000								49,500,000																		51,400,000
Issuance of common stock											203,218															226,447
Common stock with a fair market value																					3,600,000								8,100,000
Closing price of common stock on acquisition date																					$ 17.65					$ 35.60
Share Portion of Acquisition In Escrow																					3,600,000
Cash Portion of Acquisition In Escrow																					1,700,000
Escrow Period																					36 months
Transaction cost related to acquisition																						900,000					1,800,000
Revenues																							103,000,000					92,000,000
Allocation of acquired goodwill																								0.75	0.25
Contributing revenue			141,204,000	145,237,000	155,297,000	151,659,000	156,191,000	131,139,000	130,061,000	121,033,000	593,397,000	538,424,000	499,353,000		280,200,000	237,600,000	235,000,000	313,200,000	300,800,000	264,400,000										96,100,000	25,300,000	58,500,000
Net income/(loss)			(2,292,000)	981,000	2,448,000	1,696,000	4,385,000	7,233,000	4,854,000	832,000	2,833,000	17,304,000	12,166,000								4,100,000	400,000					300,000
Acquisition related amortization of intangible assets																					$ 5,900,000	$ 1,200,000					$ 4,700,000